Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016 [1]	Jan. 01, 2016 [1]
Borrowings
Amounts due within one year	$ 108,380	$ 78,631
Less: unamortized deferred loan issuance costs	(4,551)	(4,709)
Borrowings-current portion	103,829	73,922	$ 340,378
Amounts due after one year	1,064,893	1,188,398
Less: unamortized deferred loan issuance costs	(13,126)	(17,554)
Borrowings-non-current portion	1,051,767	1,170,844	$ 653,768
Total	$ 1,155,596	$ 1,244,766

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).